Deferred revenue - Inputs in model to unwind deferred revenue (Details)	12 Months Ended
Dec. 31, 2022 $ / oz oz
Wheaton Precious Metals International
Disclosure Of Contract Liabilities [Line Items]
Remaining life	97 years
Inferred resources included, as a percent	50.00%
Monthly cash percentage	18.00%
Leverage ratio threshold	3.5
Monthly deferred revenue percentage	82.00%
Price averaging period	5 days
Wheaton Precious Metals International | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	4.50%
Wheaton Precious Metals International | Gold
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	100.00%
Wheaton Precious Metals International | Lowest range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	4.50%
Wheaton Precious Metals International | Middle range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	2.25%
Wheaton Precious Metals International | High range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	1.00%
Wheaton Precious Metals International | Advance fully utilised
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level	22.00%
Monthly cash percentage, 2nd level	20.00%
Monthly cash percentage, 3rd level	18.00%
Monthly cash percentage, 4th level	14.00%
Wheaton Precious Metals International | Advance not fully utilised
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level	18.00%
Monthly cash percentage, 2nd level	16.00%
Monthly cash percentage, 3rd level	14.00%
Monthly cash percentage, 4th level	10.00%
Wheaton Precious Metals International | Minimum
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate	4.60%
Wheaton Precious Metals International | Minimum | Middle range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered (in oz) | oz	375,000
Wheaton Precious Metals International | Minimum | High range of product delivery | Platinum
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered (in oz) | oz	550,000
Wheaton Precious Metals International | Maximum
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate	5.20%
BTT streaming revenue
Disclosure Of Contract Liabilities [Line Items]
Estimated financing rate	11.50%
Remaining life	6 years
Entitlement percentage	23.00%
Monthly cash percentage	20.00%
BTT streaming revenue | Minimum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	23.00%
Monthly cash percentage	16.00%
Basket price per oz (USD/oz) | $ / oz	106
BTT streaming revenue | Maximum
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage	38.00%
Monthly cash percentage	20.00%
Basket price per oz (USD/oz) | $ / oz	280